Average Annual Total Returns - Victory Munder Mid-Cap Core Growth Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years	Class R6 Life of Class		Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions 5 Years	Class Y After Taxes on Distributions 10 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes.) 10 Years	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	12.88%	10.27%	10.07%	18.16%	10.81%	9.94%	19.45%	11.26%	10.43%	20.29%	12.05%		12.90%	[1]	20.16%	11.87%	11.01%	15.07%	5.60%	7.30%	14.91%	8.30%	8.35%	17.10%	13.40%	12.41%	35.59%	18.66%	15.04%

[1]	Inception date of Class R6 is June 4, 2012.